Bank borrowings and long-term debt - Additional information (Details) - USD ($) $ in Thousands					12 Months Ended
	Feb. 28, 2023	Feb. 13, 2023	Feb. 12, 2023	Feb. 10, 2023	Mar. 31, 2023	Jun. 30, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Distribution in an aggregate amount			$ 175,000
Long-term debt					$ 147,147	$ 147,289	$ 0
IPO [Member]
Debt Instrument [Line Items]
Distribution in an aggregate amount		$ 175,000	$ 175,000	$ 175,000
Two Thousand Twenty Three Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage					6.90%
Description of reference rate used for variable rate of debt instrument					SOFR rate of 4.97
Debt Instrument, basis spread on variable rate					1.85%
Two Thousand Twenty Three Credit Agreement [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Basis points	162.50%
Two Thousand Twenty Three Credit Agreement [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis points	62.50%
Two Thousand Twenty Three Credit Agreement [Member] | Minimum [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Basis points	162.50%
Two Thousand Twenty Three Credit Agreement [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Basis points	200.00%
Two Thousand Twenty Three Credit Agreement [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis points	100.00%
Two Thousand Twenty Three Credit Agreement [Member] | Maximum [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Basis points	200.00%
Two Thousand Twenty Three Credit Agreement [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		150,000
Line of credit facility frequency of payment and payment terms	The Term Loan requires quarterly principal payments beginning on June 30, 2024 in an amount equal to 0.625% of the original aggregate principal amount of the Term Loan. From June 30, 2025, the quarterly principal payment will increase to 1.25% of the original aggregate principal amount of the Term Loan. The remaining balance of the Term Loan and the outstanding balance of any RCF loans will be repayable on February 11, 2028.
Two Thousand Twenty Three Credit Agreement [Member] | Term Loan [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage					6.82%
Two Thousand Twenty Three Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		500,000
Two Thousand Twenty Three Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Quarterly commitment fee on the undrawn portion	20.00%
Two Thousand Twenty Three Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-Term line of credit		100,000
Quarterly commitment fee on the undrawn portion	35.00%
Two Thousand Twenty Three Credit Agreement [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Long-Term line of credit		300,000
Two Thousand Twenty Three Credit Agreement [Member] | Swing Line Loans [Member]
Debt Instrument [Line Items]
Long-Term line of credit		$ 50,000